PAYROLL AND RELATED BENEFITS (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Payroll And Related Benefits
Cost of sales	R$ 2,629.6	R$ 2,510.4	R$ 2,247.9
Distribution expenses	1,289.9	1,396.3	1,286.8
Commercial expenses	1,321.3	1,504.8	1,480.9
Administrative expenses	1,907.6	1,798.7	1,699.1
Net finance costs	114.3	107.8	115.6
Other operating (income)/expenses	(1.3)	1.5
Exceptional items	152.1	43.6	68.2
Total	R$ 7,413.5	R$ 7,363.1	R$ 6,898.5